Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets (Liabilities):
Accrued expenses	$ 49,474
Tax Attribute Carryovers	47,296	$ 20,597
Total Deferred Tax Assets	96,770	20,597
Valuation Allowance	(54,635)	$ (20,597)
Net Deferred Tax Asset	$ 42,135